Investments in Associates and Joint Ventures - Summarized Financial Information of Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of investments in associates and joint ventures [Line Items]
Assets	₩ 103,443,735	₩ 101,486,316
Liabilities	42,000,967	41,887,716
Equity	61,442,768	59,598,600	₩ 58,191,897	₩ 54,713,966
Sales	73,459,408	77,056,549	85,003,616
Net income (loss)	1,005,276	1,846,059	₩ 3,585,957
Domestic [member] | Samcheok Blue Power Co.,Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	4,770,385	4,228,568
Liabilities	4,013,505	3,669,074
Equity	756,880	559,494
Sales	596,497	14,002
Net income (loss)	177,922	(28,880)
Domestic [member] | SNNC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	656,049	612,992
Liabilities	560,530	388,715
Equity	95,519	224,277
Sales	690,103	766,011
Net income (loss)	(127,233)	(168,553)
Domestic [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	540,333	571,495
Liabilities	417,139	453,390
Equity	123,194	118,105
Sales	430,679	502,879
Net income (loss)	5,089	10,453
Domestic [member] | Pocheon-Hwado Highway Corp. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	690,646	583,935
Liabilities	599,199	462,900
Equity	91,447	121,035
Sales	21,920
Net income (loss)	(29,582)	(1,824)
Domestic [member] | Chungju Enterprise City Development Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	14,663	19,995
Liabilities	2,968	2,998
Equity	11,695	16,997
Sales		5,595
Net income (loss)	(1,302)	(2,160)
Domestic [member] | DaeSung SnM Co., Ltd (formerly, Daesung Steel) [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets		178,251
Liabilities		93,930
Equity		84,321
Sales		108,660
Net income (loss)		430
Domestic [member] | PCC Amberstone Private Equity Fund 1 [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	72,722	105,145
Liabilities	2,455	3,923
Equity	70,267	101,222
Sales	7	12,134
Net income (loss)	(5,508)	6,391
Domestic [member] | POSCO MC MATERIALS [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	385,270	431,090
Liabilities	127,335	170,518
Equity	257,935	260,572
Sales	226,376	194,238
Net income (loss)	1,217	2,998
Foreign [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	10,460,434	10,929,518
Liabilities	2,356,265	3,007,919
Equity	8,104,169	7,921,599
Sales	7,179,077	8,146,546
Net income (loss)	2,038,555	2,826,424
Foreign [member] | POSCO-NPS Niobium LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	955,592	838,180
Equity	955,592	838,180
Net income (loss)	57,722	64,687
Foreign [member] | KOBRASCO [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	282,087	224,406
Liabilities	43,052	25,475
Equity	239,035	198,931
Sales	118,408	63,338
Net income (loss)	74,690	43,591
Foreign [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	1,180,532	659,704
Liabilities	699,775	242,566
Equity	480,757	417,138
Sales	1,595,656	1,647,395
Net income (loss)	56,830	50,675
Foreign [member] | DMSA/AMSA [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	3,364,786	3,058,209
Liabilities	3,468,220	2,632,239
Equity	(103,434)	425,970
Sales	694,120	1,106,369
Net income (loss)	(571,215)	(197,482)
Foreign [member] | HBIS-POSCO Automotive Steel Co.,Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Assets	1,024,831	826,886
Liabilities	645,671	398,751
Equity	379,160	428,135
Sales	518,808	340,341
Net income (loss)	(90,757)	(12,584)
Foreign [member] | PT NICOLE METAL INDUSTRY [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	818,168	389,077
Liabilities	25,039	2,237
Equity	793,129	386,840
Net income (loss)	(644)	79
Foreign [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	1,634,345	1,758,765
Liabilities	518,743	611,484
Equity	1,115,602	1,147,281
Sales	409,790	434,358
Net income (loss)	183,392	201,031
Foreign [member] | AES Mong Duong Power Company Limited [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	1,758,256	1,612,793
Liabilities	922,268	889,424
Equity	835,988	723,369
Sales	460,672	449,807
Net income (loss)	118,071	129,274
Foreign [member] | 9404-5515 Quebec Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	1,704,653	1,430,295
Equity	1,704,653	1,430,295
Net income (loss)	136,320	63,809
Foreign [member] | FQM Australia Holdings Pty Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	61,735	180,931
Liabilities	1,521,991	1,219,922
Equity	(1,460,256)	(1,038,991)
Sales	102,869	453,626
Net income (loss)	(396,146)	(1,480,586)
Foreign [member] | KOREA LNG LTD. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	128,215	94,661
Liabilities	102	136
Equity	128,113	94,525
Sales	90,578	108,081
Net income (loss)	88,572	105,300
Foreign [member] | Nickel mining company SAS [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	519,560	520,209
Liabilities	282,321	272,567
Equity	237,239	247,642
Sales	237,102	296,130
Net income (loss)	(27,170)	(26,786)
Foreign [member] | Zhejiang Huayou Posco Esm Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	325,284	297,683
Liabilities	39,058	33,927
Equity	286,226	263,756
Sales	82,254	34,372
Net income (loss)	(7,139)	(21,081)
Foreign [member] | PT. Wampu Electric Power [member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	209,725	206,942
Liabilities	124,359	131,822
Equity	85,366	75,120
Sales	19,133	20,166
Net income (loss)	6,191	9,452
Foreign [member] | POS-SeAH Steel Wire(Nantong) Co., Ltd. [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Assets	98,919	82,568
Liabilities	58,972	48,727
Equity	39,947	33,841
Sales	139,499	117,208
Net income (loss)	₩ 2,145	₩ 522